Note 10 - Subsequent Event (Details) - USD ($) $ in Millions		3 Months Ended
	Apr. 14, 2022	Mar. 31, 2022
Details
Subsequent Event, Description		Company paid a $5.7 million dividend to shareholders
Dividends and Interest Paid	$ 5.7
Subsequent Event, Date		Apr. 14, 2022